1933 Act File No. 333-18571
                                   1940 Act File No. 811-6158

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-14
                           REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933

                              THE VIRTUS FUNDS
             (Exact Name of Registrant as Specified in Charter)


                         Pre-Effective Amendment No.
                      ---
                       X Post-Effective Amendment No.  1


       Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Area Code and Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice of the Registrant for the year ended September 30, 1996 was filed on November 15, 1996.


                                  Copy To:

                        Matthew G. Maloney, Esquire
                     Dickstein, Shapiro & Morin, L.L.P.
                            2101 L Street, N.W.
                          Washington, D.C.  20037



                           CROSS REFERENCE SHEET
           PURSUANT TO ITEM 1(A) OF FORM N-14 SHOWING LOCATION IN
              PROSPECTUS OF INFORMATION REQUIRED BY FORM N-14


Item of Part A of Form N-14 and Caption      Caption or Location
                                             in Prospectus

1.   Beginning of Registration
     Statement and Outside Front             Cross Reference
     of  Prospectus Cover Page                Sheet;  Cover Page

2.   Beginning and Outside Back
     Cover Page of Prospectus                Table of Contents

3.   Fee Table, Synopsis Information              Summary of Fund
     and Risk Factors                        Expenses;
                                             Summary;
                                             Risk Factors

4.   Information About the                   Information About
     the Transaction                         Proposal

5.   Information About the                   Information About
     Registrant                              Blanchard Funds,
                                             The Virtus Funds,
                                             Capital Growth and
                                             Large Cap

6.   Information About the                   Information About
     Company Being Acquired                  Blanchard Funds,
                                             The Virtus Funds,
                                             Capital Growth and
                                             Large Cap

7.   Voting Information                      Voting Information

8.   Interest of Certain Persons
     and Experts                             Not Applicable

9.   Additional Information
     Required for Reoffering by
     Persons Deemed to be
     Underwriters                            Not Applicable

Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Definitive Registration Statement filed on Form N-14 on February 24, 1997, in their entirety (File No. 333-18571 and 811-6158).


                         PART C - OTHER INFORMATION
Item 15.  Indemnification
        Indemnification is provided to trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust, except where such indemnification is not permitted by law. However, the Declaration of Trust does not protect the trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.
        Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").
        Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
        Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made
(i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking;
(ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits
1.1  Conformed Copy of Declaration of Trust of the Registrant, as restated
(5)

2.1  Bylaws of the Registrant (1)

3    Not Applicable

4    Agreement and Plan of Reorganization dated December 20, 1996, between
Blanchard Funds, a Massachusetts business trust, on behalf of its portfolio, Blanchard Capital Growth Fund, and The Virtus Funds, a Massachusetts business trust, on behalf of its portfolio, The Style Manager: Large Cap Fund (8)

5    Copy of Specimen Certificate for Shares of Beneficial Interest of the
Registrant (2)

6.1 Conformed Copy of Investment Advisory Contract of the Registrant, and Amendment No. 1 thereto (6)

6.2  Conformed Copy of Sub-Advisory Contract of the Registrant (9)

7.1  Conformed Copy of Distributor's Contract of the Registrant (5)

7.2 Conformed Copy of Exhibits E and F to the Distributor's Contract of the Registrant (6)

8    Not Applicable

9    Conformed Copy of Custodian Agreement of the Registrant (3)

9.1  Conformed Copy of Amendment No. 1 to Custodian Agreement of the
Registrant (6)

10.1 Conformed Copy of Distribution Plan of the Registrant, as amended (5)

10.2 Copy of Rule 12b-1 Agreement of the Registrant and Amendment Nos. 1 and 2 thereto (6)

10.3 Conformed Copy of Administrative Services Agreement of the Registrant
(6)
10.4 Conformed Copy of Previous Administrative Services Agreement of the Registrant (6)

10.5 Conformed Copy of Multiple Class Plan of the Registrant (6)

11   Opinion of S. Elliott Cohan, Deputy General Counsel, Federated
Investors regarding legality of shares being issued (7)

12.1 Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization *

12.2 Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Blanchard Capital Growth Fund's withdrawal from Capital Growth Portfolio *

13.1 Conformed Copy of Agreement for Fund Accounting Services,
Administrative Services, Shareholder Recordkeeping Services and Custody Services Procurement (3)

13.2 Conformed Copy of Withdrawal Agreement between The Blanchard Funds, on behalf of Blanchard Capital Growth Fund, and Capital Growth Portfolio*
14.1 Conformed Copy of Consent of Independent Auditors of The Virtus Funds., Deloitte & Touche LLP *
14.2 Conformed Copy of Consent of Independent Auditors of The Blanchard Funds., Deloitte & Touche LLP *
14.3 Conformed Copy of Consent of Independent Auditors of The Blanchard Funds., Price Waterhouse LLP *

15   Not Applicable

16   Conformed Copy of Power of Attorney (7)

17.1 Declaration under Rule 24f-2 (7)

17.2 Form of Proxy of The Virtus Funds (8)
*    Filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on August 24, 1990.
(File Nos. 33-36451 and 811-6158)

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed November 24, 1993.
(File Nos. 33-36451 and 811-6158)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 20, 1994.
(File Nos. 33-36451 and 811-6158)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 21, 1994.
(File Nos. 33-36451 and 811-6158)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed November 22, 1996.
(File Nos. 33-36451 and 811-6158)

(7) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed on December 23, 1996.
(File Nos. 333-18571 and 811-6158)

(8) Response is incorporated by reference to Registrant's Definitive Registration Statement on Form N-14 filed on February 24, 1997.
(File Nos. 333-18571 and 811-6158)


Item 17.  Undertakings
        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                 SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Virtus Funds, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on April 22, 1997.

                           THE VIRTUS FUNDS

                           (Registrant)

                           By:               *
                                Edward C. Gonzales
                                President and Treasurer


                                 SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on
April 22, 1997:

               *               Chairman and Trustee
                               John F. Donahue
                               (Chief Executive Officer)


               *               President, Treasurer and Trustee
                               Edward C. Gonzales
                               (Principal Financial and Accounting Officer)


               *               Trustee
                               Thomas G. Bigley


              *                Trustee
                               John T. Conroy, Jr.



              *                Trustee
                               William J. Copeland
               *               Trustee
                               James E. Dowd


               *               Trustee
                               Lawrence D. Ellis, M.D.


               *               Trustee
                               Edward L. Flaherty, Jr.


               *               Trustee
                               Peter E. Madden


               *               Trustee
                               Gregor F. Meyer


               *               Trustee
                               John E. Murray, Jr., J.D., S.J.D.


             *                 Trustee
                               Wesley W. Posvar


             *                 Trustee
                               Marjorie P. Smuts

1* By: /s/ S. Elliott Cohan

1* Such signature has been affixed pursuant to a Power of Attorney.